As filed with the Securities and Exchange Commission on November 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 20.57%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost, $358,766) (a)(c)	09/15/2045	0.56%	$376,905	$372,972
321 Henderson Receivables II LLC, 2006-1 (Acquired 03/30/2015, Cost, $2,534,116) (a)(c)	03/15/2041	0.41%	2,570,668	2,517,427
Ally Auto Receivables Trust
Series 2013-2 A3	01/16/2018	0.79%	823,651	823,690
Series 2013-1 A4	02/15/2018	0.84%	1,100,000	1,100,067
American Homes 4 Rent, 2014-SFR1 A (Acquired 05/13/2014 and 10/08/2014, Cost, $3,738,548) (a)(c)	06/17/2031	1.25%	3,744,534	3,672,882
AmeriCredit Automobile Receivables Trust, 2014-2 A2A	10/10/2017	0.54%	573,200	572,790
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	866,686	918,548
BA Credit Card Trust, 2014-A3 A (c)	01/15/2020	0.50%	2,040,000	2,038,823
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014, Cost, $2,100,983) (a)	07/17/2017	0.69%	2,101,130	2,100,691
Cabela's Credit Card Master Note Trust, 2012-1A A1 (Acquired 05/08/2012, 07/23/2012 and 05/06/2015, Cost, $3,612,112) (a)	02/18/2020	1.63%	3,590,000	3,615,611
California Republic Auto Receivables Trust
Series 2012-1 A (Acquired 12/03/2014, Cost, $116,630) (a)	08/15/2017	1.18%	116,549	116,565
Series 2013-2 A2	03/15/2019	1.23%	1,229,499	1,229,860
Series 2015-1 A3	04/15/2019	1.33%	2,500,000	2,486,935
Capital Auto Receivables Asset Trust
Series 2013-2 A3	10/20/2017	1.24%	381,469	381,692
Series 2013-1 A4	01/22/2018	0.97%	1,901,000	1,900,405
Capital One Multi-Asset Execution Trust, 2006-A11 A11 (c)	06/15/2019	0.30%	3,500,000	3,491,001
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 08/25/2011, 05/10/2013, 05/15/2013, 04/07/2015 and 06/11/2015, Cost, $2,991,854) (a)	08/15/2019	3.46%	2,908,890	3,003,804
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	1,421,674	1,423,016
Chase Issuance Trust
Series 2007-A2 A (c)	04/15/2019	0.26%	3,500,000	3,488,849
Series 2013-A3 (c)	04/15/2020	0.49%	234,000	233,501
Citibank Credit Card Issuance Trust
Series 2013-A12 (c)	11/07/2018	0.54%	1,000,000	999,605
Series 2007-A8	09/20/2019	5.65%	3,500,000	3,804,342
Colony American Homes
Series 2014-1A A (Acquired 04/02/2014 and 12/02/2014, Cost, $3,119,659) (a)(c)	05/17/2031	1.40%	3,127,407	3,090,115
Series 2015-1C C (Acquired 05/27/2015, Cost, $1,940,000) (a)(c)	07/19/2032	2.16%	1,940,000	1,908,632
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	1,960,604	1,969,019
Discover Card Execution Note Trust, 2013-A1 (c)	08/17/2020	0.51%	3,300,000	3,292,852
Dryrock Issuance Trust, 2012-2 A	08/15/2018	0.64%	1,500,000	1,499,987
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	1,768,544	1,812,035
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	761,136	794,203
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.44%	2,831,478	2,831,637
Series 2013-A B	04/15/2019	1.21%	1,500,000	1,505,145
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	1,094,466	1,094,224
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T1 A2 (Acquired 03/05/2015, Cost, $149,250) (a)	01/16/2046	1.50%	150,000	149,850
Series 2013-T1 D2 (Acquired 01/16/2013 and 06/30/2015, Cost, $3,560,840) (a)	01/16/2046	3.23%	3,560,000	3,562,225
Series 2013-T5 FLT (Acquired 06/01/2015, Cost, $2,004,213) (a)	08/15/2046	1.98%	2,000,000	2,000,000
Series 2013-T7 A7 (Acquired 03/28/2014, 03/05/2015 and 05/12/2015, Cost, $879,287) (a)	11/15/2046	1.98%	883,000	879,468
Honda Auto Receivables Owner Trust, 2012-4 A4	12/18/2018	0.66%	3,262,000	3,261,442
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	4,700,000	4,697,641
Hyundai Auto Receivables Trust, 2012-C A3	04/17/2017	0.53%	113,648	113,630
Invitation Homes Trust
Series 2013-SFR 1 A (Acquired 11/05/2013 and 10/24/2014, Cost, $4,122,622) (a)(c)	12/17/2030	1.40%	4,122,136	4,078,128
Series 2014-SFR2 A (Acquired 08/04/2014 and 05/06/2015, Cost, $3,800,000) (a)(c)	09/18/2031	1.31%	3,800,000	3,720,078
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,504,314
NRZ Advance Receivables Trust, 2015-T2 (Acquired 08/25/2015, Cost, $1,499,997) (a)(b)	08/17/2048	3.30%	1,500,000	1,499,997
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	1,896,827	1,897,047

Santander Drive Auto Receivables Trust
Series 2014-2 A2A	07/17/2017	0.54%	54,776	54,766
Series 2014-3 A3	07/16/2018	0.81%	2,710,000	2,707,160
Series 2015-3	09/17/2018	1.02%	5,600,000	5,597,127
SMART Trust/Australia, 2012-2USA A3B (Acquired 02/08/2013, Cost, $83,054) (a)(b)(c)	10/14/2016	1.16%	82,989	82,998
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 09/29/2015, Cost, $2,983,631) (a)	08/25/2033	2.51%	3,000,102	3,005,364
SWAY Residential Trust, 2014-1 A (Acquired 12/04/2014, Cost, $3,501,699) (a)(c)	01/20/2032	1.51%	3,519,113	3,478,418
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	5,000,000	5,017,770
TCF Auto Receivables Owner Trust
Series 2014-1A A2 (Acquired 02/26/2015, Cost, $163,738) (a)	05/15/2017	0.59%	163,815	163,797
Series 2015-1A A2 (Acquired 06/03/2015, Cost, $2,999,827) (a)	08/15/2018	1.02%	3,000,000	2,999,292
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	23,415	24,460
TOTAL ASSET BACKED SECURITIES (Cost $110,799,769)				110,585,897

CORPORATE BONDS: 31.08%
Administrative and Support and Waste Management and Remediation Services: 0.75%
Glencore Finance (Canada) Ltd. (Acquired 02/14/2012 and 03/12/2013, Cost, $1,779,709) (a)(b)	01/15/2017	3.60%	1,750,000	1,626,522
Mastercard, Inc.	04/01/2019	2.00%	1,165,000	1,177,705
Synchrony Financial	08/15/2017	1.88%	1,250,000	1,250,386
				4,054,613
Finance and Insurance: 13.50%
Aetna Inc.	11/15/2017	1.50%	1,500,000	1,501,486
Aflac Inc.	02/15/2017	2.65%	1,750,000	1,787,228
American Express Co.	05/22/2018	1.55%	2,500,000	2,485,862
Anthem, Inc.	01/15/2018	1.88%	1,250,000	1,250,486
Bank of America Corp.	05/01/2018	5.65%	4,570,000	4,986,359
Bank of Montreal (Acquired 12/04/2014, Cost, $2,025,181) (a)(b)	01/30/2017	1.95%	2,000,000	2,027,482
Barclays Bank PLC (b)	09/22/2016	5.00%	1,000,000	1,037,487
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	1,330,000	1,353,412
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,790,140
Capital One Financial Corp.	04/24/2019	2.45%	1,810,000	1,804,255
Charles Schwab Corp./The	03/10/2018	1.50%	2,050,000	2,051,966
Citigroup, Inc.	11/21/2017	6.13%	2,705,000	2,948,577
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,502,071) (a)(b)	10/01/2017	3.00%	1,500,000	1,542,827
Daimler Finance North America LLC (Acquired 09/15/2015, Cost, $2,040,705) (a)	01/11/2018	1.88%	2,040,000	2,026,514
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	1,060,000	1,064,416
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,063,902
Ford Motor Credit Company LLC	01/17/2017	1.50%	1,500,000	1,494,795
General Electric Capital Corp.	04/27/2017	2.30%	235,000	239,808
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,415,280
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	4,135,000	4,554,070
Heineken NV (Acquired 10/02/2012 and 05/06/2015, Cost, $3,002,178) (a)(b)	10/01/2017	1.40%	3,000,000	2,998,566
ING Bank NV (Acquired 02/29/2012 and 10/23/2012, Cost, $1,511,290) (a)(b)	03/07/2017	3.75%	1,500,000	1,548,858
JPMorgan Chase & Co.	01/15/2018	6.00%	3,115,000	3,403,689
Keycorp	12/13/2018	2.30%	1,170,000	1,176,269
Morgan Stanley	07/24/2020	5.50%	2,385,000	2,677,527
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	1,560,000	1,584,554
Nordea Bank AB (Acquired 02/12/2013, Cost, $1,021,109) (a)(b)	03/20/2017	3.13%	1,000,000	1,026,995
PNC Bank NA	10/18/2019	2.40%	1,400,000	1,412,365
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $1,849,186) (a)	09/21/2018	1.90%	1,850,000	1,860,044
Prudential Financial Inc.	06/15/2019	7.38%	1,400,000	1,648,424
Rabobank Nederland (b)	01/19/2017	3.38%	1,000,000	1,027,742
Realty Income Corp.	01/31/2018	2.00%	1,750,000	1,763,975
State Street Corp.	08/18/2020	2.55%	1,500,000	1,519,820
SunTrust Banks, Inc.	11/01/2018	2.35%	1,570,000	1,587,502
Toyota Motor Credit Corp.	05/22/2017	1.75%	1,290,000	1,303,635
UBS AG (b)	12/20/2017	5.88%	872,000	949,460
UnitedHealth Group Incorporated	12/15/2017	1.40%	445,000	444,543
Voya Financial Inc.	02/15/2018	2.90%	1,475,000	1,506,090
Wells Fargo & Co.	01/16/2018	1.50%	2,725,000	2,722,414
				72,588,824
Health Care and Social Assistance: 0.35%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,894,832

Information: 3.80%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	1,500,000	1,514,880
AT&T Inc.	03/11/2019	2.30%	1,985,000	1,992,035
CA, Inc.	08/15/2018	2.88%	1,500,000	1,525,071
CBS Corp.	07/01/2017	1.95%	1,000,000	1,004,795
Comcast Corp.	02/15/2018	5.88%	1,500,000	1,649,760
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	1,500,000	1,519,828
Discovery Communications LLC	08/15/2019	5.63%	1,250,000	1,394,974
Hewlett-Packard Co. (Acquired 09/30/2015, Cost, $1,218,438) (a)	10/05/2018	2.85%	1,220,000	1,218,438
Oracle Corp.	04/15/2018	5.75%	1,500,000	1,656,395
Symantec Corp.	06/15/2017	2.75%	1,000,000	1,004,430
Total System Services, Inc.	06/01/2018	2.38%	1,000,000	1,002,715
Verizon Communications, Inc.	09/14/2018	3.65%	1,400,000	1,475,726
Vodafone Group Plc. (b)	02/19/2018	1.50%	1,575,000	1,562,817
Walt Disney Co./The	09/17/2018	1.50%	1,880,000	1,886,443
				20,408,307
Manufacturing: 5.92%
AbbVie, Inc.	05/14/2018	1.80%	1,450,000	1,445,975
Anheuser-Busch InBev Finance Inc.	01/17/2018	1.25%	1,500,000	1,487,055
Apple Inc. (c)	05/05/2017	0.37%	2,920,000	2,919,299
Becton, Dickinson and Company	12/15/2017	1.80%	2,135,000	2,144,358
Cisco Systems, Inc.	06/15/2018	1.65%	1,710,000	1,722,457
Eastman Chemical Co.	06/01/2017	2.40%	2,000,000	2,026,446
Ecolab, Inc.	12/08/2017	1.45%	1,500,000	1,492,620
EMC Corp.	06/01/2018	1.88%	1,750,000	1,754,342
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,007,425
HJ Heinz Co. (Acquired 06/23/2015, Cost, $1,497,000) (a)	07/02/2018	2.00%	1,500,000	1,502,089
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	1,045,000	1,062,471
Johnson Controls, Inc.	11/02/2017	1.40%	1,255,000	1,247,385
Merck & Co Inc.	05/18/2018	1.30%	1,580,000	1,580,781
Qualcomm, Inc.	05/18/2018	1.40%	2,050,000	2,042,226
Reynolds American, Inc. (Acquired 07/15/2015, Cost, $1,518,579) (a)	08/21/2017	2.30%	1,500,000	1,513,864
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,634,060
Suncor Energy, Inc. (b)	06/01/2018	6.10%	1,170,000	1,291,961
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	565,000	564,701
Tyco Electronics Group SA (b)	12/17/2018	2.38%	1,000,000	1,010,326
Wm Wrigley Jr Co. (Acquired 08/14/2015, Cost, $1,359,129) (a)	10/21/2019	2.90%	1,335,000	1,371,423
Zoetis, Inc.	02/01/2018	1.88%	1,000,000	996,921
				31,818,185
Mining, Quarrying, and Oil and Gas Extraction: 1.71%
Anadarko Petroleum Corp.	09/15/2017	6.38%	2,000,000	2,158,260
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,020,534
Nabors Industries, Inc.	02/15/2018	6.15%	1,000,000	1,053,202
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	424,087
Phillips 66	05/01/2017	2.95%	1,500,000	1,534,563
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,499,775
Sinopec Group Overseas Development (2014) Ltd. (Acquired 04/02/2014, Cost, $1,500,000) (a)(b)(c)	04/10/2017	1.06%	1,500,000	1,499,080
				9,189,501
Professional, Scientific, and Technical Services: 0.24%
Biogen, Inc.	09/15/2020	2.90%	1,250,000	1,262,650

Real Estate and Rental and Leasing: 0.48%
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,585,517
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	1,000,000	1,003,561
				2,589,078
Retail Trade: 1.33%
Amazon.com, Inc.	11/29/2017	1.20%	1,250,000	1,244,781
BP Capital Markets (b)	09/26/2018	2.24%	1,000,000	1,013,795
CVS Health Corp.	12/05/2018	2.25%	2,115,000	2,145,744
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	1,500,000	1,578,121
Walgreens Boots Alliance Inc.	11/17/2017	1.75%	1,150,000	1,154,261
				7,136,702

Transportation and Warehousing: 0.32%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	778,579
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	927,727
				1,706,306
Utilities: 1.24%
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,185,810
Northern States Power Co/MN	08/15/2020	2.20%	2,000,000	2,012,618
Sempra Energy	04/01/2017	2.30%	1,000,000	1,011,061
Southern Power Co.	06/01/2018	1.50%	1,500,000	1,481,840
				6,691,329
Wholesale Trade: 1.44%
B.A.T. International Finance PLC (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,010,368
Cardinal Health, Inc.	11/15/2019	2.40%	1,500,000	1,518,237
McKesson Corporation	03/10/2017	1.29%	1,500,000	1,497,156
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost, $2,014,234) (a)	04/10/2017	1.75%	2,000,000	2,001,602
Sysco Corp.	10/01/2020	2.60%	1,695,000	1,696,449
				7,723,812
TOTAL CORPORATE BONDS (Cost $166,850,792)				167,064,139

FOREIGN GOVERNMENT BONDS: 1.10%
European Investment Bank (b)	03/15/2018	1.00%	3,500,000	3,502,996
European Investment Bank (b)	08/15/2018	1.13%	2,400,000	2,403,338
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,868,114)				5,906,334

MORTGAGE BACKED SECURITIES: 21.35%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,815,797
BXHTL Mortgage Trust, 2015-JWRZ (Acquired 06/19/2015, Cost, $1,583,488) (a)(c)	05/15/2029	1.44%	1,585,000	1,574,122
CD 2007-CD5 Mortgage Trust, A4 (c)	11/15/2044	5.89%	2,613,573	2,786,926
COMM 2012-CCRE2 Mortgage Trust, 2012-CR2 A1	08/15/2045	0.82%	487,962	487,679
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	2,500,000	2,499,178
Commercial Mortgage Trust, 2007-GG11 A4	12/10/2049	5.74%	1,243,207	1,305,130
CSMC Series, 2014-ICE A (Acquired 10/07/2014, Cost, $3,583,085) (a)(c)	04/15/2027	1.01%	3,580,000	3,566,446
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost, $2,256,912) (a)(c)	07/25/2028	2.50%	2,312,558	2,317,075
Series 2015-2 (Acquired 04/30/2015, Cost, $2,769,233) (a)	02/25/2045	3.00%	2,727,049	2,763,261
DBUBS 2011-LC3 Mortgage Trust, A2	08/10/2044	3.64%	1,840,798	1,861,306
Fannie Mae-Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	2,412,679	2,443,510
Series 2015-M1 ASQ2	02/25/2018	1.63%	715,000	722,799
Series 2015-M7 ASQ2	04/25/2018	1.55%	2,500,000	2,520,983
Series 2013-M13 FA (c)	05/25/2018	0.54%	1,228,051	1,228,862
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 (c)	05/25/2024	1.15%	2,903,284	2,876,167
Series 2014-C03 1M1 (c)	07/25/2024	1.39%	3,012,870	3,006,287
Fannie Mae Pool	02/01/2021	3.50%	70,297	74,275
Fannie Mae Pool	08/01/2021	3.00%	252,933	264,627
Fannie Mae Pool	09/01/2021	3.00%	307,125	321,348
Fannie Mae Pool	11/01/2021	3.00%	589,900	617,256
Fannie Mae Pool	12/01/2025	3.50%	444,267	470,085
Fannie Mae Pool	09/01/2026	3.50%	426,594	451,468
Fannie Mae Pool (c)	10/01/2033	2.55%	1,022,348	1,086,226
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $634,768) (a)(c)	12/04/2020	0.92%	633,479	637,829
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $601,766) (a)	04/25/2038	3.25%	594,806	615,482
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $222,270) (a)(c)	02/25/2048	0.75%	222,618	222,674
FHLMC Multifamily Structured Pass and Certificates
Series K501 A2	11/25/2016	1.66%	697,927	702,256
Series K703 A1	01/25/2018	1.87%	87,082	87,324
Series K709 A1	10/25/2018	1.56%	1,087,447	1,094,617
Series KP02 A2 (c)	04/25/2021	2.36%	3,400,000	3,465,371
Freddie Mac REMICS
Series 3855 HE	02/15/2026	2.50%	31,450	32,004
Series 4181 PF (c)	11/15/2042	0.46%	2,396,662	2,394,318

Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/25/2023	1.64%	2,711,284	2,714,196
Series 2014-DN2 M1 (c)	04/25/2024	1.04%	1,454,873	1,453,584
Series 2014-HQ2 M1 (c)	09/25/2024	1.64%	2,326,283	2,334,420
FREMF Mortgage Trust
Series 2012-KF01 (Acquired 02/02/2015, Cost, $3,050,264) (a)(c)	10/25/2044	2.80%	3,000,000	3,036,588
Series 2012-K708 (Acquired 02/03/2015, Cost, $3,391,946) (a)(c)	02/25/2045	3.89%	3,250,000	3,386,399
Series 2013-K502 (Acquired 05/06/2015, Cost, $2,914,316) (a)(c)	03/25/2045	2.83%	2,875,000	2,912,625
Series 2013-KF02 (Acquired 11/01/2013, Cost, $532,330) (a)(c)	12/25/2045	3.20%	532,330	546,877
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $2,878,591) (a)(c)	12/15/2034	1.51%	2,870,000	2,866,590
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $1,639,894) (a)(c)	07/15/2031	1.20%	1,639,894	1,635,352
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $469,219) (a)	12/10/2043	3.85%	446,034	457,537
Series 2011-GC5 A2	08/10/2044	3.00%	3,707,018	3,750,160
Series 2007-GG10 A4 (c)	08/10/2045	5.79%	5,471,301	5,770,395
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C3 A3 (Acquired 04/17/2015, Cost, $2,692,352) (a)	02/16/2046	4.39%	2,500,000	2,651,408
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,256,059	1,329,877
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	11/15/2047	1.52%	4,530,103	4,527,747
JPMorgan Chase Commercial Mortgage Securities Trust, 2010-C1 A1 (Acquired 12/30/2011, Cost, $46,813) (a)	06/15/2043	3.85%	45,177	45,106
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.57%	2,391,124	2,395,275
Series 2011-R1 1A (c)	01/08/2020	0.64%	82,357	82,750
Series 2011-R2 1A (c)	02/06/2020	0.60%	2,261,928	2,268,933
Series 2011-R3 1A (c)	04/09/2020	0.60%	2,523,551	2,531,001
Series 2010-R1 1A (c)	10/07/2020	0.64%	262,166	263,455
Series 2010-C1 APT	10/29/2020	2.65%	2,913,288	2,924,813
New Residential Mortgage Loan Trust, 2015-1 (Acquired 06/23/2015, Cost, $1,124,740) (a)(c)	05/28/2052	3.75%	1,098,764	1,125,100
Opteum Mortgage Acceptance Corp. Asset Backed Pass-and Certificates, 2005-1 (c)	02/25/2035	0.77%	1,400,000	1,339,797
SBA Tower Trust, 2012-1 (Acquired 06/12/2014 and 09/03/2014, Cost, $1,605,861) (a)	12/15/2042	2.93%	1,562,000	1,585,852
Sequoia Mortgage Trust, 2015-3 (Acquired 06/19/2015, Cost, $1,488,341) (a)(c)	07/25/2045	3.50%	1,468,774	1,489,851
Silverstone Master Issuer PLC, 2015-1 (Acquired 02/13/2015, Cost, $2,000,000) (a)(b)(c)	01/21/2070	0.84%	2,000,000	1,990,988
Springleaf Mortgage Loan Trust
Series 2013-3A A (Acquired 10/04/2013, Cost, $1,379,131) (a)(c)	09/25/2057	1.87%	1,379,313	1,378,599
Series 2013-1A A (Acquired 04/03/2013, Cost, $1,093,013) (a)(c)	06/25/2058	1.27%	1,093,100	1,092,110
Series 2012-3A A (Acquired 10/18/2012, Cost, $298,191) (a)(c)	12/25/2059	1.57%	298,230	298,149
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	4,000,000	4,057,516
Wells Fargo Commercial Mortgage Trust, 2015-LC22 A1	09/17/2058	1.64%	3,850,000	3,849,946
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $366,540) (a)	10/16/2050	4.55%	366,544	369,062
TOTAL MORTGAGE BACKED SECURITIES (Cost $115,168,300)				114,774,746

MUNICIPAL BONDS: 1.81%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	829,810
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2018	1.52%	108,216	108,458
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	850,000	878,135
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,033,635
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,510,515
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,401,828
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,392,229
State of Ohio	08/01/2017	3.33%	1,500,000	1,561,725
TOTAL MUNICIPAL BONDS (Cost $9,667,541)				9,716,335

U.S. GOVERNMENT AGENCY ISSUES: 4.17%
Federal Home Loan Banks	12/09/2016	1.63%	4,000,000	4,051,980
Federal Home Loan Banks	12/16/2016	4.75%	5,000,000	5,252,730
Federal Home Loan Banks	03/10/2017	0.88%	3,000,000	3,008,199
Federal Home Loan Mortgage Corp.	08/25/2016	2.00%	5,000,000	5,071,335
Federal National Mortgage Association	11/15/2016	1.38%	5,000,000	5,048,270
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,397,209)				22,432,514

U.S. GOVERNMENT NOTES: 2.34%
United States Treasury Note	04/30/2017	0.50%	7,000,000	6,994,715
United States Treasury Note	06/15/2018	1.13%	2,500,000	2,517,090
United States Treasury Note	06/30/2019	1.63%	3,000,000	3,053,007
TOTAL U.S. GOVERNMENT NOTES (Cost $12,538,562)				12,564,812

SHORT TERM INVESTMENTS: 2.35%
U.S. GOVERNMENT AGENCY ISSUE: 0.75%
Federal National Mortgage Association	03/30/2016	0.50%	4,000,000	4,005,144
TOTAL U.S. GOVERNMENT AGENCY ISSUE				4,005,144

MONEY MARKET FUND: 1.60%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (d)(e)(f)			8,607,550	8,607,550
TOTAL MONEY MARKET FUND				8,607,550
TOTAL SHORT TERM INVESTMENTS (Cost $12,611,847)				12,612,694

TOTAL INVESTMENTS (Cost $455,902,134): 84.77%				455,657,471
Other Assets in Excess of Liabilities: 15.23% (f)				81,874,645
TOTAL NET ASSETS: 100.00%				$537,532,116

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2015, the value of these securities total $111,173,865 which represents 20.68% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2015.
(d) The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(e) All or a portion of this security is held by LCMFS Fund Limited.
(f) Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1):

Cost of investments	$455,902,134

Gross unrealized appreciation	$1,261,629
Gross unrealized depreciation	(1,506,292)
Net unrealized depreciation	$(244,663)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Managed Futures Index^	$518,519,768	$(19,557,741)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 12.75%
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.48%	$200,000	$200,084
Series 2013-2 A (c)	05/17/2021	0.63%	200,000	200,061
AmeriCredit Automobile Receivables Trust
Series 2013-1 A3	10/10/2017	0.61%	5,804	5,803
Series 2013-5 A3	09/10/2018	0.90%	221,715	221,605
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014 and 03/19/2015, Cost, $182,660) (a)	07/17/2017	0.69%	182,707	182,669
Cabela's Credit Card Master Note Trust, 2011-4A A1 (Acquired 08/25/2015, Cost, $252,380) (a)	10/15/2019	1.90%	250,000	252,434
California Republic Auto Receivables Trust, 2013-2 A2	03/15/2019	1.23%	313,309	313,401
Capital Auto Receivables Asset Trust
Series A3	12/20/2017	1.31%	190,000	190,087
Series 2013-1 A4	01/22/2018	0.97%	100,000	99,969
Capital One Multi-Asset Execution Trust, 2006-A11 (c)	06/17/2019	0.30%	225,000	224,421
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 04/07/2015, Cost, $238,858) (a)	08/15/2019	3.46%	231,734	239,295
Centerpoint Energy Transition Bond Co. II LLC, A4	08/01/2019	5.17%	243,427	252,726
CenterPoint Energy Transition Bond Co. IV LLC, A1	04/15/2018	0.90%	148,260	148,400
Chase Issuance Trust, 2013-A3 (c)	04/15/2020	0.49%	300,000	299,360
Citibank Credit Card Issuance Trust
Series 2013-A11 (c)	02/07/2018	0.44%	100,000	100,000
Series 2007-A8	09/20/2019	5.65%	250,000	271,739
CNH Equipment Trust
Series 2012-C A3	12/15/2017	0.57%	2,525	2,525
Series 2012-D A3	04/16/2018	0.65%	17,522	17,523
Colony American Homes
Series 2014-1A A (Acquired 04/02/2014 and 12/02/2014, Cost, $484,237) (a)(c)	05/17/2031	1.40%	485,622	479,831
Series 2015-1C C (Acquired 05/27/2015, Cost, $100,000) (a)(c)	07/19/2032	2.16%	100,000	98,383
Discover Card Execution Note Trust
Series 2013-A1 (c)	08/17/2020	0.51%	200,000	199,567
Series 2012-A6 A6	01/18/2022	1.67%	200,000	200,058
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.44%	56,630	56,633
Series 2013-A A3	09/15/2017	0.61%	25,096	25,097
Honda Auto Receivables Owner Trust, 2012-4 A3	08/18/2016	0.52%	1,431	1,431
Huntington Auto Trust, 2015-1	09/16/2019	1.24%	250,000	249,874
Invitation Homes Trust, 2014-SFR2 A (Acquired 08/04/2014 and 05/06/2015, Cost, $200,000) (a)(c)	09/18/2031	1.31%	200,000	195,794
John Deere Owner Trust, 2013-A A3	03/15/2017	0.60%	17,476	17,472
NRZ Advance Receivables Trust, 2015-T2 (Acquired 08/25/2015, Cost, $100,000) (a)(b)	08/17/2048	3.30%	100,000	100,000
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	333,226	333,265
Santander Drive Auto Receivables Trust, 2014-2 A2A	07/17/2017	0.54%	21,911	21,906
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	20,890	20,803
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $146,736) (a)	08/25/2033	2.51%	147,546	147,805
TCF Auto Receivables Owner Trust, 2015-1A A2 (Acquired 06/03/2015, Cost, $139,992) (a)	08/15/2018	1.02%	140,000	139,967
World Omni Auto Receivables Trust, 2012-B A3	06/15/2017	0.61%	3,040	3,040
TOTAL ASSET BACKED SECURITIES (Cost $5,522,115)				5,513,028

CORPORATE BONDS: 23.19%
Administrative and Support and Waste Management and Remediation Services: 0.52%
Glencore Finance (Canada) Ltd. (Acquired 04/07/2014, Cost, $26,150) (a)(b)	11/15/2016	5.80%	25,000	23,750
Mastercard, Inc.	04/01/2019	2.00%	100,000	101,091
Synchrony Financial	08/15/2017	1.88%	60,000	60,018
Waste Management, Inc.	09/01/2016	2.60%	40,000	40,545
				225,404

Finance and Insurance: 10.43%
Aetna Inc.	11/15/2017	1.50%	130,000	130,129
Aflac Inc.	02/15/2017	2.65%	125,000	127,659
American Express Co.	05/22/2018	1.55%	130,000	129,265
Bank of America Corp.	05/01/2018	5.65%	280,000	305,510
Bank of Montreal (Acquired 12/04/2014, Cost, $91,133) (a)(b)	01/30/2017	1.95%	90,000	91,237
Barclays Bank PLC (b)	09/22/2016	5.00%	55,000	57,062
BB&T Corp.	01/12/2018	1.45%	80,000	79,815
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	65,000	66,144
BNP Paribas (b)	08/20/2018	2.70%	75,000	76,720
Capital One Financial Corp.	04/24/2019	2.45%	120,000	119,619
Caterpillar Financial Services Corp.	09/06/2018	2.45%	65,000	66,612
Charles Schwab Corp./The	03/10/2018	1.50%	110,000	110,105
Citigroup, Inc.	11/21/2017	6.13%	140,000	152,607
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	70,000	70,292
Dragon 2012 LLC	03/12/2024	1.97%	18,675	18,719
Fifth Third Bancorp	06/01/2018	4.50%	55,000	58,515
Ford Motor Credit Company LLC	01/17/2017	1.50%	70,000	69,757
General Electric Capital Corp.	05/01/2018	5.63%	175,000	193,735
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	270,000	297,364
Heineken N.V. (Acquired 07/28/2015, Cost, $99,819) (a)(b)	10/01/2017	1.40%	100,000	99,952
Helios Leasing I LLC	05/29/2024	2.02%	18,809	18,873
Helios Leasing I LLC	07/24/2024	1.73%	19,273	19,095
Helios Leasing I LLC	09/28/2024	1.56%	19,205	18,839
John Deere Capital Corp.	04/13/2017	5.50%	50,000	53,401
JPMorgan Chase & Co.	01/15/2018	6.00%	235,000	256,779
KeyBank National Association	11/01/2017	5.70%	27,000	29,187
Keycorp	12/13/2018	2.30%	45,000	45,241
Morgan Stanley	03/22/2017	4.75%	55,000	57,617
Morgan Stanley	12/28/2017	5.95%	90,000	98,078
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	19,259	19,067
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	90,000	91,417
Phoenix 2012 LLC	07/03/2024	1.61%	19,491	19,222
PNC Funding Corp.	09/19/2016	2.70%	55,000	55,784
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $149,934) (a)	09/21/2018	1.90%	150,000	150,814
Prudential Financial Inc.	06/15/2019	7.38%	50,000	58,872
Rabobank Nederland (b)	01/19/2017	3.38%	40,000	41,110
Realty Income Corp.	01/31/2018	2.00%	75,000	75,599
Safina Ltd. (b)	01/15/2022	1.55%	17,392	17,368
State Street Bank & Trust Co.	10/15/2018	5.25%	20,000	22,150
State Street Corp.	08/18/2020	2.55%	55,000	55,727
SunTrust Banks, Inc.	11/01/2018	2.35%	70,000	70,780
Tagua Leasing LLC	11/16/2024	1.58%	19,712	19,348
Toronto-Dominion Bank/The (Acquired 12/04/2014, Cost, $100,769) (a)(b)	09/14/2016	1.63%	100,000	100,732
Toyota Motor Credit Corp.	01/12/2017	2.05%	10,000	10,148
Toyota Motor Credit Corp.	05/22/2017	1.75%	70,000	70,740
Travelers Companies, Inc./The	12/01/2015	5.50%	16,000	16,125
UBS AG (b)	12/20/2017	5.88%	50,000	54,442
UnitedHealth Group Incorporated	12/15/2017	1.40%	100,000	99,897
Voya Financial Inc.	02/15/2018	2.90%	100,000	102,108
WellPoint, Inc.	01/15/2018	1.88%	65,000	65,025
Wells Fargo & Co.	01/16/2018	1.50%	220,000	219,791
Wells Fargo & Co.	04/22/2019	2.13%	70,000	70,500
Westpac Banking Corp. (b)	08/14/2017	2.00%	85,000	86,028
				4,510,722
Information: 2.97%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	65,000	65,645
AT&T Inc.	06/01/2017	1.70%	40,000	40,150
AT&T Inc.	03/11/2019	2.30%	55,000	55,195
CA, Inc.	08/15/2018	2.88%	75,000	76,254
CBS Corp.	07/01/2017	1.95%	40,000	40,192
CBS Corp.	04/15/2020	5.75%	45,000	50,617
Comcast Corp.	02/15/2018	5.88%	125,000	137,480
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	75,000	75,991
Discovery Communications LLC	08/15/2019	5.63%	45,000	50,219
Hewlett-Packard Co. (Acquired 09/30/2015, Cost, $74,904) (a)	10/05/2018	2.85%	75,000	74,904
Microsoft Corporation	12/06/2018	1.63%	130,000	131,723
Oracle Corp.	04/15/2018	5.75%	70,000	77,298
Symantec Corp.	06/15/2017	2.75%	110,000	110,487
Total System Services, Inc.	06/01/2018	2.38%	45,000	45,122

Verizon Communications, Inc.	09/14/2018	3.65%	60,000	63,245
Vodafone Group Plc. (b)	02/19/2018	1.50%	70,000	69,459
Walt Disney Co./The	09/17/2018	1.50%	120,000	120,411
				1,284,392
Manufacturing: 4.77%
ABB Finance USA, Inc.	05/08/2017	1.63%	70,000	70,402
AbbVie Inc.	11/06/2015	1.20%	20,000	20,009
AbbVie Inc.	05/14/2018	1.80%	50,000	49,861
Anheuser-Busch InBev Finance Inc.	01/17/2018	1.25%	65,000	64,439
Apple Inc. (c)	05/05/2017	0.37%	75,000	74,982
Apple Inc.	05/06/2019	2.10%	60,000	60,929
Becton, Dickinson and Company	12/15/2017	1.80%	140,000	140,614
Chevron Corp.	12/05/2017	1.10%	95,000	94,619
Cisco Systems, Inc.	06/15/2018	1.65%	125,000	125,911
Eastman Chemical Co.	06/01/2017	2.40%	100,000	101,322
Ecolab Inc.	12/08/2016	3.00%	30,000	30,577
Ecolab, Inc.	12/08/2017	1.45%	40,000	39,803
EMC Corp.	06/01/2018	1.88%	85,000	85,211
Hewlett-Packard Co.	09/15/2016	3.00%	75,000	76,399
HJ Heinz Co. (Acquired 06/23/2015, Cost, $59,880) (a)	07/02/2018	2.00%	60,000	60,084
Ingersoll-Rand Global Holding Co., Ltd.	01/15/2019	2.88%	55,000	55,919
Intel Corp.	12/15/2017	1.35%	75,000	74,866
Johnson Controls, Inc.	11/02/2017	1.40%	115,000	114,302
Kraft Foods Group, Inc.	06/05/2017	2.25%	30,000	30,340
Merck & Co Inc.	05/18/2018	1.30%	70,000	70,035
Qualcomm, Inc.	05/18/2018	1.40%	140,000	139,469
Sherwin-Williams Co./The	12/15/2017	1.35%	65,000	64,765
Suncor Energy, Inc. (b)	06/01/2018	6.10%	50,000	55,212
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	70,000	69,963
Tyco Electronics Group S.A. (b)	12/17/2018	2.38%	110,000	111,136
United Technologies Corp.	06/01/2017	1.80%	30,000	30,360
Wm Wrigley Jr Co. (Acquired 08/14/2015, Cost, $66,175) (a)	10/21/2019	2.90%	65,000	66,773
Zoetis, Inc.	02/01/2018	1.88%	85,000	84,738
				2,063,040
Mining, Quarrying, and Oil and Gas Extraction: 0.92%
Anadarko Petroleum Corp.	09/15/2017	6.38%	100,000	107,913
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	35,000	35,191
Nabors Industries, Inc.	02/15/2018	6.15%	20,000	21,064
Phillips 66	05/01/2017	2.95%	85,000	86,958
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%	65,000	65,147
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	15,000	14,948
Total Capital International (b)	06/28/2017	1.55%	65,000	65,476
				396,697
Professional, Scientific, and Technical Services: 0.23%
ABB Treasury Center (USA), Inc. (Acquired 06/19/2012, Cost, $15,094) (a)	06/15/2016	2.50%	15,000	15,148
Biogen, Inc.	09/15/2020	2.90%	85,000	85,860
				101,008
Real Estate and Rental and Leasing: 0.19%
Health Care REIT, Inc.	04/01/2019	4.13%	35,000	36,996
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	45,000	45,160
				82,156
Retail Trade: 1.20%
Amazon.com, Inc.	11/29/2017	1.20%	70,000	69,708
Amazon.com, Inc.	12/05/2019	2.60%	50,000	51,237
BP Capital Markets (b)	05/05/2017	1.85%	20,000	20,172
Costco Wholesale Corp.	12/15/2019	1.70%	90,000	90,009
CVS Health Corp.	12/05/2018	2.25%	100,000	101,454
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	100,000	105,208
Walgreens Boots Alliance Inc.	11/17/2017	1.75%	83,000	83,307
				521,095
Transportation and Warehousing: 0.33%
Carnival Corp. (b)	12/15/2017	1.88%	90,000	90,416
Spectra Energy Partners, LP	09/25/2018	2.95%	50,000	50,695
				141,111
Utilities: 0.82%
Exelon Generation Co., LLC	10/01/2019	5.20%	100,000	109,290
Northern States Power Co/MN	08/15/2020	2.20%	105,000	105,662
Sempra Energy	04/01/2017	2.30%	25,000	25,277
Southern Power Co.	06/01/2018	1.50%	115,000	113,608
				353,837

Wholesale Trade: 0.81%
Cardinal Health, Inc.	11/15/2019	2.40%	60,000	60,729
McKesson Corporation	03/10/2017	1.29%	80,000	79,848
Procter & Gamble Co.	02/15/2019	4.70%	90,000	99,382
Sysco Corp.	10/01/2020	2.60%	110,000	110,094
				350,053
TOTAL CORPORATE BONDS (Cost $10,031,898)				10,029,515

FOREIGN GOVERNMENT BONDS: 0.69%
European Investment Bank (b)	03/15/2018	1.00%	180,000	180,154
European Investment Bank (b)	08/15/2018	1.13%	100,000	100,139
Petroleos Mexicanos (b)	12/20/2022	2.00%	18,750	18,928
TOTAL FOREIGN GOVERNMENT BONDS (Cost $297,172)				299,221

MORTGAGE BACKED SECURITIES: 14.41%
Banc of America Commercial Mortgage Trust, 2006-2 A4 (c)	05/10/2045	5.95%	16,005	16,157
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.90%	18,929	19,185
Series 2006-PWR14 A4	12/11/2038	5.20%	24,188	24,970
Series 2006-TOP24 A4	10/12/2041	5.54%	22,109	22,728
Citigroup Commercial Mortgage Trust, 2006-C5 A4	10/18/2049	5.43%	34,969	35,904
Commercial Mortgage Pass-Through Certificates, 2012-CRE3 A1	10/17/2045	0.67%	5,506	5,496
Commercial Mortgage Trust, 2007-GG9	03/10/2039	5.44%	194,524	201,924
Credit Suisse Commercial Mortgage Trust, 2006-C1 A4 (c)	02/15/2039	5.46%	5,948	5,955
CSMC Series, 2014-ICE A (Acquired 10/07/2014, Cost, $420,364) (a)(c)	04/15/2027	1.01%	420,000	418,410
CSMC Trust, 2015-2 (Acquired 04/30/2015, Cost, $127,473) (a)	02/25/2045	3.00%	125,531	127,198
Fannie Mae-Aces
Series 2012-M17 ASQ2	11/25/2015	0.95%	3,197	3,196
Series 2013-M3 ASQ2	02/25/2016	1.08%	117,286	117,372
Series 2013-M1 ASQ2	11/25/2016	1.07%	43,231	43,380
Series 2014-M13 ASQ2	11/25/2017	1.64%	446,792	452,502
Series 2013-M7 ASQ2	03/25/2018	1.23%	84,149	84,595
Series 2014-M8 FA (c)	05/25/2018	0.46%	230,046	229,838
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	270,000	275,592
Fannie Mae Connecticut Avenue Securities, 2014-C02 1M1 (c)	05/25/2024	1.15%	183,288	181,576
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,369
FHLMC Multifamily Structured Pass Through Certificates
Series K701 A2 (c)	11/25/2017	3.88%	50,000	52,589
Series K703 A2	05/25/2018	2.70%	500,000	517,265
Series K708 A2	01/25/2019	2.13%	30,000	30,647
Series K709 A2	03/25/2019	2.09%	25,000	25,502
Series KF01 A (c)	04/25/2019	0.55%	5,391	5,380
Series K710 A2	05/25/2019	1.88%	50,000	50,660
Series KP02 A2 (c)	04/25/2021	2.36%	170,000	173,268
Freddie Mac Structured Agency Credit Risk Debt Notes, 2013-DN2 M1 (c)	11/25/2023	1.64%	180,752	180,946
FREMF Mortgage Trust
Series 2012-KF01 (Acquired 04/06/2015, Cost, $153,533) (a)(c)	10/25/2044	2.80%	150,000	151,829
Series 2012-K708 (Acquired 04/21/2015, Cost, $157,193) (a)(c)	02/25/2045	3.89%	150,000	156,295
Series 2013-K502 (Acquired 05/06/2015, Cost, $126,709) (a)(c)	03/25/2045	2.83%	125,000	126,636
Series 2013-KF02 (Acquired 04/06/2015, Cost, $83,936) (a)(c)	12/25/2045	3.20%	81,624	83,854
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $130,389) (a)(c)	12/15/2034	1.51%	130,000	129,845
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $81,995) (a)(c)	07/15/2031	1.20%	81,995	81,768
Series 2006-GG8 A4	11/10/2039	5.56%	21,402	21,984
Series 2011-GC5 A2	08/10/2044	3.00%	179,613	181,704
Series 2007-GG10 A4 (c)	08/10/2045	5.79%	179,387	189,193

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 A4 (c)	04/15/2043	5.48%	24,626	24,792
Series 2006-LDP7 A4 (c)	04/15/2045	6.10%	17,751	18,021
Series 2012-C8 ASB	10/17/2045	2.38%	50,000	50,515
Series 2011-C3 A3 (Acquired 08/26/2015, Cost, $265,908) (a)	02/16/2046	4.39%	250,000	265,141
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	201,867	213,730
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	11/15/2047	1.52%	344,288	344,109
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	34,388	36,202
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	09/15/2039	5.37%	39,895	40,941
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 A1	11/17/2045	0.66%	7,036	7,023
Morgan Stanley Capital I Trust
Series 2006-IQ12 A4	12/15/2043	5.33%	22,462	23,134
Series 2006-TOP21 A4 (c)	10/12/2052	5.16%	1,758	1,756
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 (c)	02/25/2035	0.77%	100,000	95,700
SBA Tower Trust, 2012-1 (Acquired 09/03/2014, Cost, $40,865) (a)	12/15/2042	2.93%	40,000	40,611
Sequoia Mortgage Trust, 2015-3 (Acquired 06/19/2015, Cost, $163,717) (a)(c)	07/25/2045	3.50%	161,565	163,884
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	200,000	202,876
Wells Fargo Commercial Mortgage Trust, 2015-LC22 A1	09/17/2058	1.64%	240,000	239,997
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,239,548)				6,229,144

MUNICIPAL BONDS: 1.31%
City of Huntsville, AL	09/01/2016	2.41%	40,000	40,546
City of Lubbock, TX	02/15/2018	4.44%	25,000	26,925
City of Rochester, MN	02/01/2016	2.25%	25,000	25,055
County of Berks, PA	11/15/2016	1.01%	25,000	25,098
County of Forsyth, NC	04/01/2020	3.55%	30,000	32,114
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	17,123
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,729
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	27,892
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	60,313
State of Hawaii	02/01/2017	3.73%	25,000	25,964
State of Mississippi	11/01/2017	1.35%	30,000	30,291
State of Ohio	04/01/2018	3.66%	45,000	48,009
State of Tennessee	05/01/2017	3.82%	25,000	26,141
State of Texas	10/01/2017	2.50%	25,000	25,818
State of Washington	02/01/2017	3.04%	40,000	41,245
University of Texas System	08/15/2018	3.81%	25,000	26,833
Virginia College Building Authority	02/01/2016	2.40%	25,000	25,190
TOTAL MUNICIPAL BONDS (Cost $559,287)				565,286

U.S. GOVERNMENT AGENCY ISSUES: 6.40%
Federal Farm Credit Banks Funding Corporation	03/03/2017	0.65%	500,000	500,396
Federal Home Loan Banks	03/24/2017	0.75%	500,000	501,340
Federal Home Loan Mortgage Corp.	11/28/2016	0.60%	500,000	500,942
Federal Home Loan Mortgage Corp.	09/29/2017	1.00%	1,000,000	1,006,052
Federal National Mortgage Association	11/15/2016	1.38%	150,000	151,448
Ginnie Mae II Pool	07/20/2060	5.31%	24,345	26,291
Ginnie Mae II Pool	07/20/2062	4.56%	23,746	25,691
Ginnie Mae II Pool	08/20/2062	4.12%	51,556	55,124
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,764,441)				2,767,284

U.S. GOVERNMENT NOTES: 3.59%
United States Treasury Note	12/31/2016	0.88%	500,000	502,506
United States Treasury Note	06/15/2018	1.13%	500,000	503,418
United States Treasury Note	12/31/2018	1.38%	540,000	546,103
TOTAL U.S. GOVERNMENT NOTES (Cost $1,547,878)				1,552,027

SHORT TERM INVESTMENTS: 13.45%
U.S. GOVERNMENT AGENCY ISSUES: 1.04%
Federal Home Loan Banks	11/20/2015	0.50%	450,000	450,201
TOTAL U.S. GOVERNMENT AGENCY ISSUES				450,201

U.S. GOVERNMENT NOTES: 4.06%
United States Treasury Note	01/31/2016	0.38%	1,250,000	1,251,172
United States Treasury Note	05/31/2016	1.75%	500,000	504,994
TOTAL U.S. GOVERNMENT NOTES				1,756,166

MONEY MARKET FUND: 8.35%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (d)(e)(f)			3,612,009	3,612,009
TOTAL MONEY MARKET FUND				3,612,009

TOTAL SHORT TERM INVESTMENTS (Cost $5,817,913)		5,818,376

TOTAL INVESTMENTS (Cost $32,780,252): 75.79%		32,773,881
Other Assets in Excess of Liabilities: 24.21% (f)		10,466,766
TOTAL NET ASSETS: 100.00%		$43,240,647

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2015, the value of these securities total $4,265,043 which represents 9.86% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2015.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(e)	All or a portion of this security is held by LCLSCS Fund Limited.
(f)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1):

Cost of investments	$32,780,252

Gross unrealized appreciation	$84,849
Gross unrealized depreciation	(91,220)
Net unrealized depreciation	$(6,371)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Commodities Index^	$34,100,000	$(3,244,206)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 4.53%
Finance and Insurance: 4.53%
Ares Capital Corporation	42,500	$615,400
Fifth Street Finance Corporation	30,015	185,193
Prospect Capital Corporation	39,585	282,241
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,228,036)		1,082,834

CLOSED-END INVESTMENT COMPANIES: 8.49%
Finance and Insurance: 8.49%
Avenue Income Credit Strategies Fund	12,200	156,770
BlackRock Corporate High Yield Fund Inc.	22,375	220,841
First Trust Intermediate Duration Preferred & Income Fund	13,800	295,872
Invesco Dynamic Credit Opportunities Fund	14,230	150,411
Medley Capital Corporation	17,990	133,845
NexPoint Credit Strategies Fund	32,030	183,532
Nuveen Preferred Income Opportunities Fund	58,200	523,218
Western Asset Emerging Markets Income Fund Inc.	13,760	131,546
Western Asset Global High Income Fund Inc.	26,100	234,117
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $2,277,546)		2,030,152

COMMON STOCKS: 27.83%
Accommodation and Food Services: 2.39%
Diamond Resorts International, Inc. (a)	24,371	570,038

Construction: 6.41%
Century Communities, Inc. (a)	27,577	547,404
MasTec, Inc. (a)	62,257	985,528
		1,532,932
Finance and Insurance: 7.56%
American Express Company	1,058	78,429
Credit Acceptance Corporation (a)	4,542	894,184
FS Investment Corporation	25,200	234,864
JPMorgan Chase & Company	4,898	298,631
Wells Fargo & Company	5,873	301,579
		1,807,687
Information: 4.08%
Frontier Communications Corporation	67,450	320,387
Nexstar Broadcasting Group, Inc.	7,196	340,731
Sinclair Broadcast Group, Inc.	12,361	312,980
		974,098
Manufacturing: 2.13%
Tenneco, Inc. (a)	11,391	509,975

Real Estate and Rental and Leasing: 1.83%
United Rentals, Inc. (a)	7,302	438,485

Transportation and Warehousing: 3.43%
Ship Finance International Limited (b)	44,000	715,000
Student Transportation, Inc. (b)	25,995	105,150
		820,150
TOTAL COMMON STOCKS (Cost $7,537,367)		6,653,365

MASTER LIMITED PARTNERSHIPS: 16.46%	Units
Arts, Entertainment, and Recreation: 1.08%
Cedar Fair LP	4,920	258,841

Finance and Insurance: 3.37%
Apollo Global Management, LLC	15,175	260,706
KKR & Company LP	32,490	545,182
		805,888
Manufacturing: 7.68%
Calumet Specialty Products Partners, LP	26,035	632,130
CVR Partners, LP	19,865	185,738
CVR Refining, LP	14,125	270,070
Northern Tier Energy LP	11,350	258,780
Terra Nitrogen Company, LP	4,535	489,281
		1,835,999
Other Services (except Public Administration): 1.60%
StoneMor Partners LP	14,000	381,920

Transportation and Warehousing: 0.82%
Navios Maritime Partners LP (b)	26,945	196,429

Wholesale Trade: 1.91%
Martin Midstream Partners LP	18,700	456,280
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,666,256)		3,935,357
	Shares
REAL ESTATE INVESTMENT TRUSTS: 14.75%
Finance and Insurance: 6.58%
Apollo Commercial Real Estate Finance, Inc.	35,200	552,992
Invesco Mortgage Capital, Inc.	18,375	224,910
NorthStar Realty Finance Corporation	17,720	218,842
Starwood Property Trust, Inc.	28,060	575,791
		1,572,535
Real Estate and Rental and Leasing: 8.17%
Capstead Mortgage Corporation	23,425	231,673
EPR Properties	6,885	355,059
Hospitality Properties Trust	19,300	493,694
New Residential Investment Corporation	25,325	331,758
Senior Housing Properties Trust	8,325	134,865
STAG Industrial, Inc.	7,350	133,844
Vereit, Inc.	35,075	270,779
		1,951,672
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,142,102)		3,524,207

SHORT TERM INVESTMENT: 8.18%
MONEY MARKET FUND: 8.18%
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (c)(d)(e)	1,954,855	1,954,855
TOTAL MONEY MARKET FUND		1,954,855
TOTAL SHORT TERM INVESTMENT (Cost $1,954,855)		1,954,855

TOTAL INVESTMENTS (Cost $21,806,162): 80.24%		19,180,770
Other Assets in Excess of Liabilities: 19.76% (e)		4,723,721
TOTAL NET ASSETS: 100.00%		$23,904,491

(a) Non-dividend income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(d) All or a portion of this security is held by LCMSF Fund Limited.
(e) Includes pledged assets as collateral for short positions and/or swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1):

Cost of investments	$21,806,162

Gross unrealized appreciation	$33,648
Gross unrealized depreciation	(2,659,040)
Net unrealized depreciation	$(2,625,392)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Securities Sold Short
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK: (1.12)%
Other Services (except Public Administration): (1.12)%
Regis Corp. (a)	(20,453)	$(267,934)
TOTAL COMMON STOCK (Proceeds $327,167)		(267,934)
TOTAL SECURITIES SOLD SHORT (Proceeds $327,167)		$(267,934)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

04/14/2020	LoCorr Multi-Strategy Index^	$24,582,500	$(365,045)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 19.80%
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	$493,627	$493,475
AEP Texas Central Transition Funding LLC, 2002-1 A5	01/15/2017	6.25%	547,131	556,133
Ally Auto Receivables Trust
Series 2012-4 A4	10/16/2017	0.80%	2,732,585	2,732,195
Series 2013-2 A3	01/15/2018	0.79%	1,240,438	1,240,497
Series 2013-1 A4	02/15/2018	0.84%	3,750,000	3,750,229
American Express Credit Account Master Trust, 2012-1 A (c)	01/15/2020	0.48%	1,590,000	1,590,673
AmeriCredit Automobile Receivables Trust
Series 2014-1 A2	07/10/2017	0.57%	61,439	61,439
Series 2014-2 A2A	10/10/2017	0.54%	498,435	498,078
Series 2014-4 A2A	04/09/2018	0.72%	718,268	717,202
Series 2013-3 A3	04/09/2018	0.92%	954,454	954,760
BA Credit Card Trust, 2014-A2 A (c)	09/16/2019	0.48%	3,000,000	2,998,260
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014, 01/14/2015, 02/26/2015 and 03/25/2015, Cost, $1,092,806) (a)	07/17/2017	0.69%	1,093,197	1,092,968
Cabela's Credit Card Master Note Trust
Series 2011-2A A2 (Acquired 10/08/2014, Cost, $200,503) (a)(c)	06/17/2019	0.81%	200,000	200,284
Series 2011-4A A1 (Acquired 07/09/2015 and 08/27/2015, Cost, $5,320,958) (a)	10/15/2019	1.90%	5,270,000	5,321,309
Series 2012-1A A2 (Acquired 02/27/2015 and 05/19/2015, Cost, $1,729,293) (a)(c)	02/18/2020	0.74%	1,725,000	1,725,937
Series 2012-1A A1 (Acquired 08/31/2015, Cost, $5,032,546) (a)	02/18/2020	1.63%	5,000,000	5,035,670
Series 2014-1 A (c)	03/16/2020	0.56%	3,220,000	3,214,574
California Republic Auto Receivables Trust
Series 2012-1 A (Acquired 02/26/2015 and 06/23/2015, Cost, $334,907) (a)	08/15/2017	1.18%	334,638	334,685
Series 2015-1 A2	12/15/2017	0.88%	120,216	120,202
Series 2013-2 A2	03/15/2019	1.23%	4,346,920	4,348,198
Series 2015-1 A3	04/15/2019	1.33%	960,000	954,983
Capital Auto Receivables Asset Trust
Series 2013-2 A3	10/20/2017	1.24%	3,015,567	3,017,326
Series 2013-1 A4	01/22/2018	0.97%	2,000,000	1,999,374
Capital One Multi-Asset Execution Trust
Series 2006-A11 (c)	06/17/2019	0.30%	1,400,000	1,396,401
Series 2007-A2 (c)	12/16/2019	0.29%	2,300,000	2,292,974
Series 2015-A6 (c)	06/15/2020	0.57%	3,500,000	3,501,113
Series 2007-A7	07/15/2020	5.75%	4,895,000	5,329,764
CarMax Auto Owner Trust
Series 2012-3 A3	07/17/2017	0.52%	244,334	244,221
Series 2013-1 A3	10/16/2017	0.60%	898,374	898,063
Series 2014-1 A3	10/15/2018	0.79%	4,210,000	4,204,283
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 04/07/2015, 06/11/2015 and 07/06/2015 Cost, $1,619,823) (a)	08/15/2019	3.46%	1,574,104	1,625,465
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	749,309	777,932
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	4,293,455	4,297,508
Chase Issuance Trust
Series 2014-A3 (c)	05/15/2018	0.41%	150,000	149,960
Series 2013-A8	10/15/2018	1.01%	3,500,000	3,508,351
Series 2007-A3	04/15/2019	5.23%	3,315,000	3,510,200
Series 2014-A7	11/15/2019	1.38%	3,695,000	3,717,310
Citibank Credit Card Issuance Trust
Series 2005-A9	11/20/2017	5.10%	1,900,000	1,911,373
Series 2013-A11 (c)	02/07/2018	0.44%	375,000	375,000
Series 2014-A9 (c)	11/23/2018	0.45%	645,000	644,518
Series 2007-A8	09/20/2019	5.65%	2,500,000	2,717,388
Series 2008-A1	02/07/2020	5.35%	3,670,000	4,023,403
Discover Card Execution Note Trust
Series 2013-A3 (c)	10/15/2018	0.39%	800,000	800,107
Series 2013-A5	04/15/2019	1.04%	4,660,000	4,670,762
Series 2007-A1	03/16/2020	5.65%	4,500,000	4,890,974
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	898,141	937,159
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	507,002	525,132
Fifth Third Auto Trust, 2014-3 A2B (c)	05/15/2017	0.44%	368,092	368,113
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	54,723	54,711
Honda Auto Receivables Owner Trust, 2015-3 A2	11/20/2017	0.92%	5,500,000	5,502,756

Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	3,000,000	2,998,494
Hyundai Auto Receivables Trust
Series 2014-A A2	01/16/2017	0.46%	22,110	22,108
Series 2012-B A4	03/15/2018	0.81%	1,617,095	1,618,586
Series 2014-B A3	12/17/2018	0.90%	4,705,000	4,703,560
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,504,314
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	2,819,607	2,819,935
Santander Drive Auto Receivables Trust
Series 2013-3 A3	10/16/2017	0.70%	77,369	77,356
Series 2014-2 A3	04/16/2018	0.80%	2,490,000	2,488,075
Series 2014-5 A3	01/15/2019	1.15%	2,662,000	2,661,590
SMART ABS Trust
Series 2013-2US A3A	01/14/2017	0.83%	2,779,841	2,778,451
Series 2015-1US A2A	08/14/2017	0.99%	3,610,000	3,607,627
Synchrony Credit Card Master Note Trust
Series 2010-2 A	03/15/2020	4.47%	5,435,000	5,696,619
Series 2012-6 A	08/17/2020	1.36%	3,971,000	3,972,882
TCF Auto Receivables Owner Trust
Series 2014-1A A2 (Acquired 02/25/2015 and 06/10/2015, Cost, $93,564) (a)	05/15/2017	0.59%	93,609	93,598
Series 2015-1A A2 (Acquired 06/03/2015, Cost, $1,859,893) (a)	08/15/2018	1.02%	1,860,000	1,859,561
USAA Auto Owner Trust, 2014-1 A3	12/15/2017	0.58%	433,683	433,439
World Omni Auto Receivables Trust, 2013-A A3	04/16/2018	0.64%	806,796	806,450
TOTAL ASSET BACKED SECURITIES (Cost $143,917,238)				143,976,037

CORPORATE BONDS: 1.79%
Finance and Insurance: 1.11%
Bank of Montreal (Acquired 12/04/2014, 04/29/2015 and 06/18/2015, Cost, $3,041,278) (a)(b)	01/30/2017	1.95%	3,000,000	3,041,223
Bank of Nova Scotia/The (Acquired 01/13/2015 and 04/29/2015, Cost, $1,517,674) (a)(b)	08/03/2016	2.15%	1,500,000	1,516,542
Canadian Imperial Bank of Commerce/Canada (Acquired 01/14/2015, Cost, $503,728) (a)(b)	01/27/2016	2.75%	500,000	503,487
Toronto-Dominion Bank/The (Acquired 12/04/2014, 04/29/2015 and 06/18/2015, Cost, $3,025,034) (a)(b)	09/14/2016	1.63%	3,000,000	3,021,969
				8,083,221
Information: 0.44%
Microsoft Corporation	11/15/2017	0.88%	110,000	110,114
Microsoft Corporation	12/06/2018	1.63%	3,000,000	3,039,750
				3,149,864
Manufacturing: 0.24%
Johnson & Johnson	07/15/2018	5.15%	1,595,000	1,767,502
TOTAL CORPORATE BONDS (Cost $12,987,655)				13,000,587

FOREIGN GOVERNMENT BONDS: 2.14%
Finance and Insurance: 1.38%
European Investment Bank (b)	03/15/2016	2.25%	500,000	504,055
European Investment Bank (b)	03/15/2018	1.00%	6,000,000	6,005,136
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	1,006,042
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,503,477
				10,018,710
Public Administration: 0.76%
International Bank for Reconstruction & Development (b)	03/15/2016	2.13%	500,000	504,544
International Bank for Reconstruction & Development (b)	11/15/2017	1.00%	5,000,000	5,022,150
				5,526,694
TOTAL FOREIGN GOVERNMENT BONDS (Cost $15,488,325)				15,545,404

MORTGAGE BACKED SECURITIES: 8.43%
Fannie Mae-Aces
Series 2013-M3 ASQ2	02/25/2016	1.08%	400,074	400,369
Series 2014-M5 FA (c)	01/25/2017	0.56%	2,488,340	2,489,415
Series 2012-M13 ASQ2	08/25/2017	1.25%	2,030,708	2,040,685
Series 2014-M13 ASQ2	11/25/2017	1.64%	268,075	271,501
Series 2014-M6 FA (c)	12/25/2017	0.50%	2,046,523	2,047,256
Series 2015-M1 ASQ2	02/25/2018	1.63%	1,500,000	1,516,362
Series 2015-M7 ASQ2	04/25/2018	1.55%	2,500,000	2,520,983
Series 2014-M8 FA (c)	05/25/2018	0.46%	2,691,537	2,689,109
Series 2013-M13 FA (c)	05/25/2018	0.54%	2,999,745	3,001,725
Series 2013-M14 FA (c)	08/25/2018	0.54%	1,637,363	1,638,236
Series 2009-M2 A3	01/25/2019	4.00%	2,989,815	3,208,325
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	4,880,000	4,981,070
Fannie Mae Pool	04/01/2017	1.92%	2,500,000	2,531,687
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A2	11/25/2016	1.66%	2,502,567	2,518,088
Series K502 A2	08/25/2017	1.43%	200,000	201,519
Series K703 A2	05/25/2018	2.70%	9,000,000	9,310,779

Series K704 A2	08/25/2018	2.41%	4,000,000	4,113,360
Series K705 A2	09/25/2018	2.30%	4,000,000	4,105,084
Series K709 A1	10/25/2018	1.56%	466,049	469,122
Series K706 A2	10/25/2018	2.32%	6,875,000	7,060,845
Series K708 A2	01/25/2019	2.13%	1,400,000	1,430,178
Series K006 A1	07/25/2019	3.40%	2,644,539	2,755,562
TOTAL MORTGAGE BACKED SECURITIES (Cost $61,086,360)				61,301,260

U.S. GOVERNMENT AGENCY ISSUES: 34.36%
Federal Farm Credit Banks Funding Corporation	03/01/2016	0.41%	500,000	500,603
Federal Farm Credit Banks Funding Corporation	03/28/2016	1.05%	2,000,000	2,008,270
Federal Farm Credit Banks Funding Corporation	04/18/2016	0.45%	3,000,000	3,002,700
Federal Farm Credit Banks Funding Corporation	05/16/2016	0.40%	355,000	355,437
Federal Farm Credit Banks Funding Corporation	07/25/2016	0.50%	2,000,000	2,004,364
Federal Farm Credit Banks Funding Corporation	08/25/2016	5.13%	1,000,000	1,042,345
Federal Farm Credit Banks Funding Corporation	10/03/2016	0.57%	5,000,000	5,009,080
Federal Farm Credit Banks Funding Corporation	11/14/2016	0.60%	1,000,000	1,001,519
Federal Farm Credit Banks Funding Corporation	12/15/2016	0.72%	2,465,000	2,471,981
Federal Farm Credit Banks Funding Corporation	03/03/2017	0.65%	2,500,000	2,501,978
Federal Farm Credit Banks Funding Corporation	08/14/2017	0.75%	5,000,000	5,001,550
Federal Home Loan Banks	12/11/2015	1.38%	1,000,000	1,002,500
Federal Home Loan Banks	05/18/2016	5.38%	1,000,000	1,031,727
Federal Home Loan Banks	06/24/2016	0.38%	10,500,000	10,489,931
Federal Home Loan Banks	07/22/2016	0.80%	500,000	502,388
Federal Home Loan Banks	09/09/2016	2.00%	3,500,000	3,551,562
Federal Home Loan Banks	09/28/2016	0.50%	6,500,000	6,504,953
Federal Home Loan Banks	11/23/2016	0.63%	7,470,000	7,481,026
Federal Home Loan Banks	12/29/2016	0.70%	500,000	501,870
Federal Home Loan Banks	02/24/2017	0.70%	5,000,000	5,008,285
Federal Home Loan Banks	03/10/2017	0.88%	16,655,000	16,700,518
Federal Home Loan Banks	06/09/2017	1.00%	13,000,000	13,079,118
Federal Home Loan Banks	08/28/2017	0.75%	15,500,000	15,513,531
Federal Home Loan Banks	12/08/2017	1.13%	5,000,000	5,032,630
Federal Home Loan Banks	12/08/2017	2.13%	5,000,000	5,131,510
Federal Home Loan Mortgage Corporation	04/18/2016	5.25%	900,000	924,516
Federal Home Loan Mortgage Corporation	05/13/2016	0.50%	17,287,000	17,305,428
Federal Home Loan Mortgage Corporation	10/18/2016	5.13%	1,000,000	1,048,707
Federal Home Loan Mortgage Corporation	11/01/2016	0.63%	8,250,000	8,260,255
Federal Home Loan Mortgage Corporation	11/28/2016	0.60%	2,000,000	2,003,766
Federal Home Loan Mortgage Corporation	01/27/2017	0.50%	5,000,000	4,999,040
Federal Home Loan Mortgage Corporation	03/08/2017	1.00%	7,000,000	7,044,485
Federal Home Loan Mortgage Corporation	06/29/2017	1.00%	5,000,000	5,034,110
Federal Home Loan Mortgage Corporation	07/14/2017	0.75%	17,900,000	17,940,078
Federal Home Loan Mortgage Corporation	07/25/2017	1.00%	5,000,000	5,028,460
Federal National Mortgage Association	03/08/2016	2.00%	1,500,000	1,511,911
Federal National Mortgage Association	03/15/2016	2.25%	8,000,000	8,074,048
Federal National Mortgage Association	03/30/2016	0.50%	6,250,000	6,258,037
Federal National Mortgage Association	08/26/2016	0.63%	7,000,000	7,011,809
Federal National Mortgage Association	11/15/2016	1.38%	13,500,000	13,630,329
Federal National Mortgage Association	04/20/2017	0.75%	5,000,000	5,006,495
Federal National Mortgage Association	09/27/2017	1.00%	9,000,000	9,040,428
Federal National Mortgage Association	10/19/2018	1.13%	8,000,000	8,033,344
Federal National Mortgage Association	02/19/2019	1.88%	5,000,000	5,115,655
Tennessee Valley Authority	12/15/2016	4.88%	145,000	152,488
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $249,571,000)				249,854,765

U.S. GOVERNMENT NOTES: 12.67%
United States Treasury Note	02/15/2016	4.50%	3,000,000	3,048,750
United States Treasury Note	03/31/2016	0.38%	2,000,000	2,001,954
United States Treasury Note	04/30/2016	0.38%	1,750,000	1,751,664
United States Treasury Note	05/31/2016	1.75%	6,000,000	6,059,922
United States Treasury Note	01/31/2017	0.50%	14,500,000	14,505,670
United States Treasury Note	08/15/2017	0.88%	13,000,000	13,060,255
United States Treasury Note	12/31/2017	2.75%	10,000,000	10,447,660
United States Treasury Note	06/15/2018	1.13%	13,000,000	13,088,868
United States Treasury Note	07/15/2018	0.88%	8,000,000	7,999,584
United States Treasury Note	08/15/2018	1.00%	10,000,000	10,026,560
United States Treasury Note	06/30/2019	1.63%	10,000,000	10,176,690
TOTAL U.S. GOVERNMENT NOTES (Cost $91,949,130)				92,167,577

SHORT TERM INVESTMENTS: 6.47%
U.S. GOVERNMENT AGENCY ISSUE: 0.14%
Federal Farm Credit Banks Funding Corporation	10/15/2015	0.42%	1,000,000	1,000,101
TOTAL U.S. GOVERNMENT AGENCY ISSUE				1,000,101

MONEY MARKET FUND: 6.33%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (d)(e)(f)			46,045,691	46,045,691
TOTAL MONEY MARKET FUND				46,045,691
TOTAL SHORT TERM INVESTMENTS (Cost $47,045,766)				47,045,792

TOTAL INVESTMENTS (Cost $622,045,474): 85.66%				622,891,422
Other Assets in Excess of Liabilities: 14.34% (f)				104,292,720
TOTAL NET ASSETS: 100.00%				$727,184,142

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2015, the value of these securities total $25,372,698 which represents 3.49% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2015.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(e)	All or a portion of this security is held by LCMT Fund Limited.
(f)	Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1):

Cost of investments	$622,045,474

Gross unrealized appreciation	$926,053
Gross unrealized depreciation	(80,105)
Net unrealized appreciation	$845,948

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

	LoCorr Market Trend Fund
	Consolidated Schedule of Open Forward Currency Contracts(a)
	September 30, 2015
	(Unaudited)
				Currency to be Received		Currency to be Delivered

		Notional Amount	Forward Settlement Date	Currency Abbreviation	U.S. $ Value at September 30, 2015	Currency Abbreviation	U.S. $ Value on Origination Date	Unrealized Appreciation	Unrealized (Depreciation)
	Purchase Contracts:
		$50,231,000	12/18/2015	AUD	$35,105,150	USD	$35,380,752	$-	$(275,602)
		51,622,000	12/18/2015	CAD	38,669,806	USD	38,703,716	-	(33,910)
		8,660,000	12/18/2015	CHF	8,912,918	USD	8,995,229	-	(82,311)
		3,546,000	12/18/2015	EUR	3,967,943	USD	4,057,340	-	(89,397)
		27,754,000	12/18/2015	GBP	41,971,705	USD	43,125,162	-	(1,153,457)
		428,468,000	12/18/2015	JPY	3,577,039	USD	3,550,817	26,222	-
		8,854,000	12/18/2015	NZD	5,627,632	USD	5,536,778	90,854	-
	Total Purchase Contracts				137,832,193		139,349,794	117,076	(1,634,677)

	Sale Contracts:
		$280,867,000	12/18/2015	USD	$(196,290,702)	AUD	$(197,312,388)	$1,021,686	$-
		297,496,000	12/18/2015	USD	(222,852,905)	CAD	(224,451,359)	1,598,454	-
		100,958,000	12/18/2015	USD	(103,906,503)	CHF	(103,782,557)	-	(123,946)
		86,551,000	12/18/2015	USD	(96,849,816)	EUR	(97,144,689)	294,873	-
		118,370,000	12/18/2015	USD	(179,008,098)	GBP	(181,776,344)	2,768,246	-
		14,137,747,000	12/18/2015	USD	(118,028,106)	JPY	(117,435,887)	-	(592,219)
		1,432,020,000	12/18/2015	USD	(84,165,442)	MXN	(84,271,474)	106,032	-
		100,210,000	12/18/2015	USD	(63,693,808)	NZD	(62,770,005)	-	(923,803)
	Total Sale Contracts				(1,064,795,380)		(1,068,944,703)	5,789,291	(1,639,968)
	Total Forward Currency Contracts				$(926,963,187)		$(929,594,909)	$5,906,367	$(3,274,645)
	Net Unrealized Appreciation							$2,631,722

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2015.

	Currency abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2015
(Unaudited)
		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	$1,306,508,665	4,676	Mar-17	$1,065,583	$-
90 Day Eurodollar	2,316,445,950	9,366	Mar-17	4,716,945	-
90 Day Sterling	1,313,815,578	7,021	Mar-17	2,794,243	-
Cac 40 10 Euro	15,718,257	316	Oct-15	-	(388,897)
Euro Stoxx 50	7,287,732	211	Dec-15	-	(164,895)
Euro Bond	175,225,727	1,004	Dec-15	1,977,965	-
Long Gilt	58,174,692	323	Dec-15	549,772	-
Nasdaq 100 E-Mini	63,693,900	765	Dec-15	-	(1,669,323)
Nikkei 225 (Ose)	11,161,839	77	Dec-15	-	(99,475)
Tokyo Price Index	50,358,188	428	Dec-15	-	(365,601)
U.S. 10 Yr Note	95,778,375	744	Dec-15	851,149	-
U.S. Long Bond (Cbt)	88,427,188	562	Dec-15	1,155,897	-
Total Purchase Contracts				13,111,554	(2,688,191)

Sale Contracts:
Aust 10Y Bond	$635,845	(7)	Dec-15	$-	$(6,239)
Brent Crude (a)	12,237,610	(253)	Oct-15	1,770	-
Coffee 'C' (a)	18,521,044	(407)	Dec-15	110,875	-
Corn (a)	10,488,638	(541)	Dec-15	-	(180,533)
Dax Index	16,999,891	(63)	Dec-15	240,879	-
Dow Jones Industrial Average Mini E-Cbot	72,127,120	(892)	Dec-15	132,580	-
Ftse 100 Index	71,561,017	(786)	Dec-15	971,746	-
Hang Seng Index	22,669,841	(169)	Oct-15	285,501	-
Lme Zinc (a)	20,126,419	(477)	Dec-15	386,980	-
Low Su Gasoil G (a)	20,968,300	(449)	Nov-15	269,427	-
Natural Gas (a)	706,720	(28)	Oct-15	4,163	-
Russell 2000 Mini	29,260,530	(267)	Dec-15	886,386	-
S&P500 E-Mini	41,514,225	(435)	Dec-15	888,378	-
Silver (a)	21,922,180	(302)	Dec-15	666,534	-
Wheat (Cbt) (a)	25,740,050	(1,004)	Dec-15	-	(650,655)
Wti Crude (a)	10,460,880	(232)	Oct-15	346,743	-
Total Sale Contracts				5,191,962	(837,427)
Total Futures Contracts				$18,303,516	$(3,525,618)
Net Unrealized Appreciation				$14,777,898

(a) Contract held by LCMT Fund Limited.

LoCorr Long/Short Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS: 66.96%
Accommodation and Food Services: 5.40%
Diamond Resorts International, Inc. (a)	67,540	$1,579,761

Administrative and Support and Waste Management and Remediation Services: 0.14%
Angie's List, Inc. (a)	7,900	39,816

Construction: 15.31%
Century Communities, Inc. (a)	76,425	1,517,036
LGI Homes, Inc. (a)	7,225	196,448
MasTec, Inc. (a)	174,809	2,767,226
		4,480,710
Educational Services: 0.15%
Career Education Corporation (a)	11,700	43,992

Finance and Insurance: 15.18%
American Express Company	2,990	221,649
Credit Acceptance Corporation (a)	12,491	2,459,103
JPMorgan Chase & Company	13,574	827,607
La Quinta Holdings, Inc. (a)	6,215	98,073
Wells Fargo & Company	16,270	835,464
		4,441,896
Health Care: 0.13%
Foamix Pharmaceuticals Limited (a)(b)	5,049	37,009

Information: 10.04%
Cincinnati Bell, Inc. (a)	107,279	334,711
Facebook, Inc. (a)	1,247	112,105
Google, Inc. (a)	154	98,309
News Corporation	15,931	201,049
Nexstar Broadcasting Group, Inc.	19,781	936,630
Sinclair Broadcast Group, Inc.	33,758	854,753
Take-Two Interactive Software, Inc. (a)	13,890	399,060
		2,936,617
Information Technology: 0.60%
SunEdison Semiconductor Limited (a)(b)	16,556	174,500

Management of Companies and Enterprises: 0.69%
Astoria Financial Corporation	12,600	202,860

Manufacturing: 8.75%
Accuride Corporation (a)	3,200	8,864
Actuant Corporation	2,543	46,766
Alcoa, Inc.	10,389	100,358
Applied DNA Sciences, Inc. (a)	20,641	105,682
CAS Medical Systems, Inc. (a)	21,400	26,750
Durect Corporation (a)	18,102	35,299
Harsco Corporation	4,350	39,454
Integrated Device Technology, Inc. (a)	2,550	51,765
Joy Global, Inc.	1,688	25,202
Lattice Semiconductor Corporation (a)	23,600	90,860
NCI Building Systems, Inc. (a)	2,500	26,425
Nektar Therapeutics (a)	3,243	35,543
Neonode, Inc. (a)	42,792	104,412

OraSure Technologies, Inc. (a)			7,247	32,177
PMC-Sierra, Inc. (a)			7,546	51,086
Tenneco, Inc. (a)			32,414	1,451,175
Vuzix Corporation (a)			4,500	21,015
Zynga, Inc. (a)			135,467	308,865
				2,561,698
Materials: 0.69%
Olympic Steel, Inc.			20,402	203,000

Mining, Quarrying, and Oil and Gas Extraction: 0.85%
Bonanza Creek Energy, Inc. (a)			5,266	21,432
C&J Energy Services Limited (a)(b)			2,567	9,036
Gran Tierra Energy, Inc. (a)			11,453	24,395
PetroQuest Energy, Inc. (a)			42,011	49,153
Unit Corporation (a)			10,889	122,610
WPX Energy, Inc. (a)			3,542	23,448
				250,074
Professional, Scientific, and Technical Services: 0.40%
Mattersight Corporation (a)			4,875	37,586
Zogenix, Inc. (a)			5,846	78,921
				116,507
Real Estate and Rental and Leasing: 5.01%
AMERCO			550	216,409
United Rentals, Inc. (a)			20,826	1,250,601
				1,467,010
Retail Trade: 3.43%
Abercrombie & Fitch Company			14,250	301,957
Advance Auto Parts, Inc.			820	155,415
Asbury Automotive Group, Inc. (a)			2,486	201,739
AutoNation, Inc. (a)			3,508	204,095
Lumber Liquidators Holdings, Inc. (a)			3,300	43,362
Rite Aid Corporation (a)			5,738	34,830
Titan Machinery, Inc. (a)			5,312	60,982
				1,002,380
Wholesale Trade: 0.19%
Symmetry Surgical, Inc. (a)			6,100	54,290
TOTAL COMMON STOCKS (Cost $19,931,557)				19,592,120

REAL ESTATE INVESTMENT TRUST: 1.43%
Finance and Insurance: 1.43%
Equity Commonwealth (a)			15,341	417,889
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $413,931)				417,889

WARRANT: 0.03%	Expiration Date	Exercise Price
Manufacturing: 0.03%
Applied DNA Sciences, Inc.	11/21/2019	$3.50	2,250	6,975
TOTAL WARRANT (Cost $5,925)				6,975

SHORT TERM INVESTMENTS: 31.22%
U.S. GOVERNMENT: 8.54%	Maturity Date	Coupon		Principal Amount
United States Treasury Bill (c)	12/10/2015	0.02%	(d)	$2,500,000	2,500,175
TOTAL U.S. GOVERNMENT					2,500,175

MONEY MARKET FUND: 22.68%				Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (e)				6,634,869	6,634,869
TOTAL MONEY MARKET FUND					6,634,869
TOTAL SHORT TERM INVESTMENTS (Cost $9,134,771)					9,135,044

TOTAL INVESTMENTS (Cost $29,486,184): 99.64%					29,152,028
Other Assets in Excess of Liabilities: 0.36% (f)					106,674
TOTAL NET ASSETS: 100.00%					$29,258,702

(a) Non-income producing security.
(b) Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d) Effective yield.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2015.
(f) Includes assets pledged as collateral for short positions.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1)(2):

Cost of investments	$29,486,184

Gross unrealized appreciation	$1,015,704
Gross unrealized depreciation	(1,349,860)
Net unrealized depreciation	$(334,156)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Excludes securities sold short.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS: (10.87)%
Administrative and Support and Waste Management and Remediation Services: (0.12)%
FireEye, Inc. (a)	(1,125)	$(35,798)

Information: (1.71)%
ANSYS, Inc. (a)	(286)	(25,208)
Aspen Technology, Inc. (a)	(1,301)	(49,321)
BroadSoft, Inc. (a)	(1,800)	(53,928)
Cornerstone OnDemand, Inc. (a)	(1,600)	(52,800)
Fortinet, Inc. (a)	(822)	(34,919)
HubSpot, Inc. (a)	(428)	(19,846)
NetSuite, Inc. (a)	(1,080)	(90,612)
Red Hat, Inc. (a)	(1,379)	(99,122)
Splunk, Inc. (a)	(357)	(19,760)
Tableau Software, Inc. (a)	(250)	(19,945)
World Wrestling Entertainment, Inc.	(2,025)	(34,223)
		(499,684)
Manufacturing: (4.16)%
3M Company	(369)	(52,313)
Align Technology, Inc. (a)	(1,800)	(102,168)
Carter's, Inc.	(1,059)	(95,988)
Eaton Corporation PLC (b)	(999)	(51,249)
Graco, Inc.	(1,800)	(120,654)
Harley-Davidson, Inc.	(1,800)	(98,820)
lululemon athletica, Inc. (a)	(928)	(47,003)
Nordson Corporation	(675)	(42,485)
Polaris Industries, Inc.	(1,200)	(143,844)
Praxair, Inc.	(505)	(51,439)
Rockwell Automation, Inc.	(511)	(51,851)
Tempur Sealy International, Inc. (a)	(850)	(60,716)
Texas Instruments, Inc.	(2,068)	(102,407)
Wabtec Corporation	(1,100)	(96,855)
Whirlpool Corporation	(666)	(98,075)
		(1,215,867)
Other Services (except Public Administration): (2.53)%
Regis Corporation (a)	(56,600)	(741,460)

Professional, Scientific, and Technical Services: (1.10)%
Cadence Design Systems, Inc. (a)	(3,637)	(75,213)
Cerner Corporation (a)	(930)	(55,763)
International Business Machines Corporation	(1,000)	(144,970)
Nielsen Holdings PLC (b)	(558)	(24,814)
SYNNEX Corporation	(250)	(21,265)
		(322,025)
Retail Trade: (0.34)%
Fastenal Company	(2,700)	(98,847)

Transportation and Warehousing: (0.17)%
Royal Caribbean Cruises Limited (b)	(546)	(48,643)

Wholesale Trade: (0.74)%
Dorman Products, Inc. (a)	(1,950)	(99,235)
Phibro Animal Health Corporation	(749)	(23,691)
Procter & Gamble Company/The	(1,046)	(75,249)
Zendesk, Inc. (a)	(987)	(19,454)
		(217,629)
TOTAL COMMON STOCKS (Proceeds $3,464,695)		(3,179,953)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,464,695):(10.87)%		$(3,179,953)

(a) Non-dividend expense producing security.
(b) Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 7.52%
Finance and Insurance: 7.52%
Ares Capital Corporation	294,860	$4,269,573
Fifth Street Finance Corporation	208,220	1,284,717
Prospect Capital Corporation	274,585	1,957,791
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $9,575,334)		7,512,081

CLOSED-END INVESTMENT COMPANIES: 14.11%
Finance and Insurance: 14.11%
Avenue Income Credit Strategies Fund	84,580	1,086,853
BlackRock Corporate High Yield Fund, Inc.	155,250	1,532,318
First Trust Intermediate Duration Preferred & Income Fund	96,875	2,077,000
Invesco Dynamic Credit Opportunities Fund	98,700	1,043,259
Medley Capital Corporation	124,800	928,512
NexPoint Credit Strategies Fund	222,175	1,273,063
Nuveen Preferred Income Opportunities Fund	403,065	3,623,554
Western Asset Emerging Markets Income Fund, Inc.	95,465	912,645
Western Asset Global High Income Fund, Inc.	181,000	1,623,570
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $17,403,554)		14,100,774

COMMON STOCKS: 9.50%
Finance and Insurance: 1.65%
FS Investment Corporation	176,949	1,649,165
Information: 2.16%
Frontier Communications Corporation	453,650	2,154,838
Transportation and Warehousing: 5.69%
Ship Finance International Limited (a)	305,250	4,960,312
Student Transportation, Inc. (a)	180,330	729,435
		5,689,747
TOTAL COMMON STOCKS (Cost $10,665,619)		9,493,750

MASTER LIMITED PARTNERSHIPS: 27.74%	Units
Arts, Entertainment, and Recreation: 1.78%
Cedar Fair LP	33,800	1,778,218
Finance and Insurance: 5.59%
Apollo Global Management, LLC	105,250	1,808,195
KKR & Company LP	225,385	3,781,960
		5,590,155
Manufacturing: 13.13%
Calumet Specialty Products Partners, LP	180,600	4,384,968
CVR Partners, LP	137,800	1,288,430
CVR Refining, LP	108,100	2,066,872
Northern Tier Energy LP	86,835	1,979,838
Terra Nitrogen Company, LP	31,450	3,393,141
		13,113,249

Other Services (except Public Administration): 2.65%
StoneMor Partners LP		97,125	2,649,570
Transportation and Warehousing: 1.42%
Navios Maritime Partners LP (a)		194,670	1,419,144
Wholesale Trade: 3.17%
Martin Midstream Partners LP		129,700	3,164,680
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $33,405,486)			27,715,016

PRIVATE INVESTMENT: 11.45%	Preferred Return	Units ($)
Finance and Insurance: 11.45%
Terra Secured Income Fund 5, LLC (b)	8.50%	$12,340,000	11,436,135
TOTAL PRIVATE INVESTMENT (Cost $10,585,688)			11,436,135

		Shares
REAL ESTATE INVESTMENT TRUSTS: 26.80%
Finance and Insurance: 12.01%
Apollo Commercial Real Estate Finance, Inc.		269,650	4,236,202
Invesco Mortgage Capital, Inc.		140,560	1,720,454
NorthStar Realty Finance Corporation		132,285	1,633,720
Starwood Property Trust, Inc.		214,735	4,406,362
			11,996,738
Real Estate and Rental and Leasing: 14.79%
Capstead Mortgage Corporation		179,250	1,772,782
EPR Properties		52,690	2,717,223
Hospitality Properties Trust		147,650	3,776,887
New Residential Investment Corporation		193,820	2,539,042
Senior Housing Properties Trust		58,725	951,345
STAG Industrial, Inc.		52,265	951,746
Vereit, Inc.		268,475	2,072,627
			14,781,652
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,843,142)			26,778,390

SHORT TERM INVESTMENT: 3.73%
MONEY MARKET FUND: 3.73%
Fidelity Institutional Money Market Portfolio - Class I , 0.13% (c)		3,726,727	3,726,727
TOTAL MONEY MARKET FUND (Cost $3,726,727)			3,726,727
TOTAL SHORT TERM INVESTMENT (Cost $3,726,727)			3,726,727

TOTAL INVESTMENTS (Cost $117,205,550): 100.85%			100,762,873
Liabilities in Excess of Other Assets: (0.85)%			(846,586)
TOTAL NET ASSETS: 100.00%			$99,916,287

(a) Foreign issued security.
(b)	Deemed to be illiquid. At September 30, 2015, the value of these securities total $11,436,135 which represents 11.45% of total net assets.
(c) The rate quoted is the annualized seven-day effective yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows(1):

Cost of investments	$117,205,550

Gross unrealized appreciation	$1,953,151
Gross unrealized depreciation	(18,395,828)
Net unrealized depreciation	$(16,442,677)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National
Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.
If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities.
Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”)
typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.
Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in
Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.
Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored
ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Over-the-counter financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in
Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

● securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

● securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

● securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant
Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

● For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing

The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The fair value of the LoCorr Spectrum Income Fund’s investment in Terra Secured Income Fund 5, LLC (“Terra”) is based on the Adviser’s analysis of certain existing data to determine the significance and character of inputs used to determine value. These inputs include, but are not limited to, financial statements (audited and unaudited) of Terra and the value used by other investors in Terra. Management also engaged a third party appraisal firm to review the valuation process used by Terra and the Adviser in determining the value of the investment. Changes to the fair value of this investment would result from changes to the underlying financial performance of Terra or other market factors, such as adverse changes to the financial condition of Terra, its borrowers or the secured assets as well as the deterioration of real estate market or general economic conditions. Terra is a private investment, limited liability company formed to originate, fund and structure real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, preferred equity investments and other loans related to high quality commercial real estate in the United States. Units invested with Terra are not registered with the SEC under the Securities Act of 1933, as amended (the “Securities
Act”) or the securities agency of any state. The units were offered in reliance upon an exemption from the registration provisions of the Securities Act and state securities laws applicable only to offers and sales to investors meeting the suitability requirements set forth herein. Due to lack of market activity and observable inputs, the LoCorr Spectrum Income Fund’s investment in Terra is categorized in Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

The following table summarizes the LoCorr Managed Futures Strategy Fund’s consolidated investments and swap contracts as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$110,585,897	$-	$110,585,897
Corporate Bonds	-	167,064,139	-	167,064,139
Foreign Government Bonds	-	5,906,334	-	5,906,334
Mortgage Backed Securities	-	114,774,746	-	114,774,746
Municipal Bonds	-	9,716,335	-	9,716,335
U.S. Government Agency Issues	-	22,432,514	-	22,432,514
U.S. Government Notes	-	12,564,812	-	12,564,812
Short Term Investments	8,607,550	4,005,144	-	12,612,694
Total Investments	$8,607,550	$447,049,921	$-	$455,657,471

Swap Contracts*
Long Total Return Swap Contacts	$-	$(19,557,741)	$-	$(19,557,741)
Total Swap Contracts	$-	$(19,557,741)	$-	$(19,557,741)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments.  The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at September 30, 2015.

The LoCorr Managed Futures Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,513,028	$-	$5,513,028
Corporate Bonds	-	10,029,515	-	10,029,515
Foreign Government Bonds	-	299,221	-	299,221
Mortgage Backed Securities	-	6,229,144	-	6,229,144
Municipal Bonds	-	565,286	-	565,286
U.S. Government Agency Issues	-	2,767,284	-	2,767,284
U.S. Government Notes	-	1,552,027	-	1,552,027
Short Term Investments	3,612,009	2,206,367	-	5,818,376
Total Investments	$3,612,009	$29,161,872	$-	$32,773,881

Swap Contracts*
Long Total Return Swap Contacts	$-	$(3,244,206)	$-	$(3,244,206)
Total Swap Contracts	$-	$(3,244,206)	$-	$(3,244,206)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments. The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at September 30, 2015.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

The following table summarizes the LoCorr Multi-Strategy Fund’s consolidated investments, securities sold short and swap contracts as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,082,834	$-	$-	$1,082,834
Closed-End Investment Companies	2,030,152	-	-	2,030,152
Common Stocks	6,653,365	-	-	6,653,365
Master Limited Partnerships	3,935,357	-	-	3,935,357
Real Estate Investment Trusts	3,524,207	-	-	3,524,207
Short Term Investment	1,954,855	-	-	1,954,855
Total Investments	$19,180,770	$-	$-	$19,180,770

Securities Sold Short
Common Stock	$(267,934)	$-	$-	$(267,934)
Total Securities Sold Short	$(267,934)	$-	$-	$(267,934)

Swap Contracts*
Long Total Return Swap Contacts	$-	$(365,045)	$-	$(365,045)
Total Swap Contracts	$-	$(365,045)	$-	$(365,045)

See the Fund's consolidated schedule of investments and consolidated schedule of securities sold short for detail by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments.  The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at September 30, 2015.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments(a)
Asset Backed Securities	$-	$143,976,037	$-	$143,976,037
Corporate Bonds	-	13,000,587	-	13,000,587
Foreign Government Bonds	-	15,545,404	-	15,545,404
Mortgage Backed Securities	-	61,301,260	-	61,301,260
U.S. Government Agency Issues	-	249,854,765	-	249,854,765
U.S. Government Notes	-	92,167,577	-	92,167,577
Short Term Investments	46,045,691	1,000,101	-	47,045,792
Total Investments	$46,045,691	$576,845,731	$-	$622,891,422

Other Financial Instruments(b)
Forward Currency Contracts
Long Forward Currency Contracts	$-	$(1,517,601)	$-	$(1,517,601)
Short Forward Currency Contracts	-	4,149,323	-	4,149,323
Total Forward Currency Contracts	-	2,631,722	-	2,631,722
Futures Contracts
Long Futures Contracts	10,423,363	-	-	10,423,363
Short Futures Contracts	4,354,535	-	-	4,354,535
Total Futures Contracts	14,777,898	-	-	14,777,898
Total Other Financial Instruments	$14,777,898	$2,631,722	$-	$17,409,620

(a) See the Fund's consolidated schedule of investments for the investments detailed by industry classification.
(b) Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund's consolidated schedule of investments. The fair value of the Fund's other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2015.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

Investment Valuation
Fair Value Measurement Summary
September 30, 2015 (Unaudited)

The following table summarizes the LoCorr Long/Short Equity Fund’s investments and securities sold short as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$19,592,120	$-	$-	$19,592,120
Real Estate Investment Trust	417,889	-	-	417,889
Warrant	6,975	-	-	6,975
Short Term Investments	6,634,869	2,500,175	-	9,135,044
Total Investments	$26,651,853	$2,500,175	$-	$29,152,028

Securities Sold Short
Common Stocks	$(3,179,953)	$-	$-	$(3,179,953)
Total Securities Sold Short	$(3,179,953)	$-	$-	$(3,179,953)

See the Fund's schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Long/Short Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Spectrum Income Fund’s investments as of September 30, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$7,512,081	$-	$-	$7,512,081
Closed-End Investment Companies	14,100,774	-	-	14,100,774
Common Stocks	9,493,750	-	-	9,493,750
Master Limited Partnerships	27,715,016	-	-	27,715,016
Private Investment	-	-	11,436,135	11,436,135
Real Estate Investment Trusts	26,778,390	-	-	26,778,390
Short Term Investment	3,726,727	-	-	3,726,727
Total Investments	$89,326,738	$-	$11,436,135	$100,762,873

See the Fund's schedule of investments for detail by industry classification.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended September 30, 2015:

Level 3 Reconciliation Disclosure	Investment in Private Investment, at fair value
Balance, December 31, 2014	$11,251,542
Purchases	-
Sales	-
Return of capital distributions	(291,071)
Realized gain (loss)	-
Change in net unrealized gain (loss)	475,664
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, September 30, 2015	$11,436,135

Net change in unrealized gains relating to Level 3 investments still held at September 30, 2015	$475,664

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Type of Security	Valuation Technique	Unobservable Input	Range	Fair Value at September 30, 2015
Private Investment	See note below	Subscription Price	Unchanged	$11,436,135
		$50,000 per unit

Note: Management’s fair valuation is based on the issuer’s financial statements and other data, as well as other trades in this security as noted above.
See additional detail related to these considerations in the Investment Valuation disclosures. The purchase discount on LoCorr Spectrum Income
Fund’s investment in Terra is accreted on a straight-line basis over a period of five years, and is presented as part of unrealized appreciation for financial reporting purposes.

For each of the Funds within the LoCorr Investment Trust, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the quarterly reporting period.

Derivatives and Other Financial Instruments
September 30, 2015 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.
Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short
Commodities Strategy Fund and the LoCorr Multi-Strategy Fund at September 30, 2015, as presented on each Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Managed Futures Strategy Fund
Long Total Return Swap Contracts
LoCorr Managed Futures Index	$-	$19,557,741	$(19,557,741)

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$3,244,206	$(3,244,206)

LoCorr Multi-Strategy Fund
Long Total Return Swap Contracts
LoCorr Multi-Strategy Index	$-	$365,045	$(365,045)

The following table presents the fair value of consolidated derivative instruments for the LoCorr Market Trend Fund at September 30, 2015, as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$117,076	$1,634,677	$(1,517,601)
Short	5,789,291	1,639,968	4,149,323
Total Forward Currency Contracts	5,906,367	3,274,645	2,631,722

Futures Contracts(b)
Long Contracts
Commodity	-	-	-
Equity	-	2,299,294	(2,299,294)
Interest Rate	13,111,554	388,897	12,722,657
Total Long Contracts	13,111,554	2,688,191	10,423,363

Short Contracts
Commodity	1,786,492	831,188	955,304
Equity	3,405,470	-	3,405,470
Interest Rate	-	6,239	(6,239)
Total Short Contracts	5,191,962	837,427	4,354,535
Total Futures Contracts	18,303,516	3,525,618	14,777,898
Total	$24,209,883	$6,800,263	$17,409,620

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.
(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

Derivatives and Other Financial Instruments
September 30, 2015 (Unaudited)

The following table presents the trading results of the derivative trading and information related to volume for the nine months ended September 30, 2015 for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr
Market Trend Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Managed Futures Strategy Fund
Swap Contracts	$50,404,007	$(36,405,794)

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$4,770,486	$(1,319,051)

LoCorr Multi-Strategy Fund
Swap Contracts	$-	$(365,045)

LoCorr Market Trend Fund
Forward Currency Contracts	$18,221,358	$2,218,165
Futures Contracts
Commodity	2,803,097	257,369
Equity	(27,673,365)	1,057,422
Interest rate	(334,788)	12,003,037
Total Futures Contracts	(25,205,056)	13,317,828
Total Forward Currency Contracts and Futures Contracts	$(6,983,698)	$15,535,993

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the nine months ended
September 30, 2015 were:
	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Managed Futures Strategy Fund
Swap Contracts	$518,119,768	$-

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$33,489,999	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$20,042,952	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$4,769,249,942	$10,401,386,503
Futures Contracts	2,388,410,028	255,789,855

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)  /s/ Kevin Kinzie
 Kevin Kinzie, President

Date  November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Kinzie
      Kevin Kinzie, President

Date  November 23, 2015

By (Signature and Title) /s/ Jon Essen
      Jon Essen, Treasurer

Date  November 23, 2015